Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [Line Items]
Combined allowances	$ 63
Trade receivables	$ 1,132	$ 1,500
Combined allowances, percentage of trade receivables	6.00%
Increase in reserves as a percentage of trade receivables	1.00%
Decrease in pre-tax earnings	$ 11
Computer software	908	1,458
Other identifiable intangible assets	3,324	5,315
Goodwill	5,076	15,042
Equity method investments	$ 2,207	$ 167
Refinitiv [member]
Disclosure of changes in accounting estimates [Line Items]
Percentage of ownership held	45.00%
Technology Related Development [member]
Disclosure of changes in accounting estimates [Line Items]
Computer software	$ 900
Major purchases of assets [member]
Disclosure of changes in accounting estimates [Line Items]
Other identifiable intangible assets	3,300
Goodwill	$ 5,100